Condensed consolidated income statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Condensed consolidated income statement
Interest receivable		£ 9,482	£ 5,250
Interest payable		(3,756)	(916)
Net interest income		5,726	4,334
Fees and commissions receivable		1,459	1,424
Fees and commissions payable		(315)	(300)
Income from trading activities		418	709
Other operating income		439	52
Non-interest income		2,001	1,885
Total income		7,727	6,219
Staff costs		(2,005)	(1,808)
Premises and equipment		(570)	(534)
Other administrative expenses		(871)	(898)
Depreciation and amortisation		(469)	(413)
Operating expenses		(3,915)	(3,653)
Profit before impairment losses/releases		3,812	2,566
Impairment (losses)/releases		(223)	54
Operating profit before tax		3,589	2,620
Tax charge		(1,061)	(795)
Profit from continuing operations		2,528	1,825
(Loss)/profit from discontinued operations, net of tax	[1]	(108)	190
Profit for the period		2,420	2,015
Attributable to:
Ordinary shareholders		2,299	1,891
Paid-in equity holders		121	121
Non-controlling interests			3
Profit for the period		£ 2,420	£ 2,015
Per ordinary share
Earnings per ordinary share - continuing operations		£ 0.254	£ 0.168
Earnings per ordinary share - discontinued operations		(0.011)	0.019
Total earnings per share attributable to ordinary shareholders - basic		0.243	0.187
Earnings per ordinary share - fully diluted continuing operations		0.252	0.167
Earnings per ordinary share - fully diluted discontinued operations		(0.011)	0.019
Total earnings per share attributable to ordinary shareholders - fully diluted		£ 0.241	£ 0.186

[1]	The results of discontinued operations, comprising the post-tax profit, is shown as a single amount on the face of the income statement. An analysis of this amount is presented in Note 7 to the consolidated financial statements.